Financial Instruments - Schedule of Cash Flow Hedges - Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	$ 2,578	$ 2,782	$ 4,861	$ 5,148
Depreciation expense [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	(49)	(48)	(98)	(96)
Interest and finance costs, net [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	$ 2,627	$ 2,830	$ 4,959	$ 5,244